Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 237,749	$ 101,410	$ 36,485
Accounts receivable, net of allowance for doubtful accounts of $262, $520 and $700 at December 31, 2012, 2013 and September 30, 2014 (unaudited), respectively	94,563	122,669	80,197
Inventories, net	117,014	111,994	60,412
Prepaid expenses and other current assets	49,057	21,967	21,724
Total current assets	498,383	358,040	198,818
Property and equipment, net	40,339	32,111	22,440
Intangible assets and goodwill	16,529	17,365	8,449
Other long-term assets	33,807	32,155	16,958
Total assets	589,058	439,671	246,665
Current liabilities:
Accounts payable	112,270	126,423	53,746
Accrued liabilities	99,928	86,391	48,714
Deferred revenue	7,996	7,781	7,380
Income taxes payable	4,795	19,702	3,578
Notes payable and current portion of long-term debt	0	60,297	15,782
Total current liabilities	224,989	300,594	129,200
Long-term debt, less current portion	0	53,315	113,613
Other long-term liabilities	13,408	13,930	6,455
Total liabilities	238,397	367,839	249,268
Commitments, contingencies and guarantees (Note 12)
Redeemable convertible preferred stock-$0.0001 par value; 36,000,000 shares authorized as of December 31, 2012 and 2013, no shares authorized as of September 30, 2014 (unaudited) 30,523,036 shares issued and outstanding as of December 31, 2012 and 2013, respectively; no shares issued or outstanding as of September 30, 2014 (unaudited); liquidation preference of $77,326 as of December 31, 2012 and 2013, respectively	0	77,198	77,138
Stockholders' equity (deficit)
Preferred stock-$0.0001 par value; No shares authorized as of December 31, 2012 and 2013, 5,000,000 shares authorized as of September 30, 2014 (unaudited), no shares issued and outstanding as of September 30, 2014 (unaudited)
Common stock		8	8
Additional paid-in capital	364,704	14,510	471
Accumulated deficit	(14,056)	(19,884)	(80,220)
Total stockholders' equity (deficit)	350,661	(5,366)	(79,741)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	589,058	439,671	246,665
Common Class A [Member]
Stockholders' equity (deficit)
Common stock	3	0	0
Common Class B [Member]
Stockholders' equity (deficit)
Common stock	$ 10	$ 0	$ 0